Auditor's Remuneration - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 36	$ 32	$ 31
Other audit fees, principally in respect of audits of accounts of subsidiaries	17	18	16
Total audit fees	53	50	47
Audit-related fees	3	4	5
Fees in respect of other non-audit services	2	0	1
Total	$ 58	$ 54	$ 53